Summary of Significant Accounting Policies - Carrying Value of Convertible Debt (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Debt instruments
Adjustment to fair value	$ (43,066)
Convertible Debt
Debt instruments
Convertible debt at fair value as of December 31, 2022	0
Issued	3,304,000
Adjustment to fair value	(43,066)
Convertible debt at fair value as of September 30, 2023	$ 3,260,934